Unaudited Condensed Consolidated Interim Financial Statements of Cash Flows - MXN ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Operating activities:
Net loss	$ (22,993,364)	$ (606,587,323)
Items related to investment activities:
Income taxes and duties	135,787,221	84,121,480
Depreciation and amortization of Wells, pipelines, properties, plant and equipment	68,197,867	64,324,775
Amortization of intangible assets	81,275	190,744
(Reversal of impairment) of wells, pipelines, properties, plant and equipment	(32,192,460)	(7,924,576)
Capitalized unsuccessful wells	6,476	3,237,075
Unsuccessful wells from intangible assets	4,663,242	4,258,607
Loss from derecognition of disposal of wells, pipelines, properties, plant and equipment	1,047,168	2,043,836
Depreciation of rights of use	3,254,163	3,691,546
Impairment of rights of use	213,260
Unrealized foreign exchange (income) loss of reserve for well abandonment	1,620,504	1,770,407
Gains from the transfer of shares		(833,180)
Profit sharing in joint ventures and associates	3,208,284	810,624
Items related to financing activities
Unrealized foreign exchange income	(23,916,994)	397,694,576
Interest expense	74,163,068	96,841,499
Interest income	(15,221,002)	(3,966,492)
Funds from operating activities	197,918,708	39,673,598
Funds used in operating activities
Profit-sharing duty paid	(120,757,320)	(68,057,759)
Derivative financial instruments	6,406,601	(11,035,118)
Accounts receivable	(46,178,939)	1,545,038
Inventories	(22,968,510)	28,148,874
Accounts payable and accrued expenses	3,324,450	6,429,833
Suppliers	(29,135,136)	(55,742,807)
Provisions for sundry creditors	3,301,332	20,255,055
Employee benefits	8,438,936	33,298,143
Other taxes and duties	20,384,181	(29,962,047)
Net cash flows from (used in) operating activities	20,734,303	(35,447,190)
Investing activities:
Interests collected	295,948
Resources from the transfer of shares		134,716
Other notes receivable		36,338
Other assets	(27,437,384)	75,914
Acquisition of wells, pipelines, properties, plant and equipment	(65,616,447)	(54,261,437)
Intangible assets	(9,224,626)	(8,451,176)
Net cash flows (used in) investing activities	(101,982,509)	(62,465,645)
(Cash deficit) before financing activities	(81,248,206)	(97,912,835)
Financing activities:
Increase in equity due to Certificates of Contribution "A"	113,174,000	46,063,000
Long-term receivables from the Mexican Government		4,080,544
Interest received for long-term receivables from the Mexican Government	3,472,081	903,126
Lease payments of principal	(2,880,331)
Lease payments of interest	(2,310,719)	(6,159,671)
Loans obtained from financial institutions	746,457,255	576,365,276
Debt payments, principal only	(699,214,601)	(494,855,903)
Interest paid	76,608,807	(67,879,184)
Net cash flows from (used in) financing activities	82,088,878	58,517,188
Net increase (decrease) in cash and cash equivalents	840,672	(39,395,647)
Effects of foreign exchange on cash balances	705,516	16,035,097
Cash and cash equivalents at the beginning of the period	39,989,781	60,621,631
Cash and cash equivalents at the end of the period	$ 41,535,969	$ 37,261,081